Trade and Other Payables - Summary of Trade and Other Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade payables	$ 310,964	$ 342,938
Other payables	20,233	22,208
Social security and other taxes	46,204	69,053
Deferred revenue	50,408	60,486
Accruals	313,039	311,721
Trade and other payables	$ 740,848	$ 806,406